Revenue, Other Income and Gains - Other Income and Gains (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other income:
Finance income	$ 8,182	$ 971	$ 2,930
Government grants	2,434	1,736	3,072
Other	88	35	4
Total income	10,704	2,742	6,006
Gains:
Foreign currency exchange gain, net	0	0	66
Fair value gains on financial assets measured at fair value change through profit or loss	603	0	47
Other	742	317	0
Total gains	1,345	317	113
Total other income and gains	$ 12,049	$ 3,059	$ 6,119